CAPITAL STOCK (Details Narrative) - USD ($)						1 Months Ended					3 Months Ended		12 Months Ended
	Jul. 08, 2024	Apr. 01, 2024	Jun. 06, 2023	Mar. 06, 2023	Dec. 01, 2022	Dec. 31, 2024	Jan. 31, 2024	Jan. 31, 2023	Dec. 29, 2022	Sep. 30, 2021	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Dec. 31, 2023	Aug. 17, 2022	Sep. 01, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized													10,000,000
Preferred stock, par value													$ 0.001
Number of shares granted													185,000
Share Price											$ 0.001
Stock-based compensation expense											$ 1,091,000	$ 773,000	$ 3,853,000	$ 3,209,000
Legal fees payable				$ 15,000			$ 20,000
Stock issued in exchange of legal fees payable, shares							20,000
Stock issued in exchange of legal fees payable							$ 20,000
Cash provided for credit facility																	$ 10,000,000
Monthly advance														221,000
Unamortized compensation													257,000
Settlement Agreement [Member]
Class of Stock [Line Items]
Shares transferred								124,000
Stock Grants [Member]
Class of Stock [Line Items]
Stock-based compensation expense											104,000		375,000
Unamortized compensation											225,000
Stock Grants One [Member]
Class of Stock [Line Items]
Stock-based compensation expense											$ 32,000
2021 Plan [Member]
Class of Stock [Line Items]
Maximum aggregate number of shares			2,500,000							1,250,000
Number of shares, outstanding						1,386,288					1,392,004				1,111,250
Future issuance						1,211,500					1,217,125				676,500
Employee [Member]
Class of Stock [Line Items]
Number of shares granted					750
Share Price					$ 6.00
Stock-based compensation expense														4,500
Service Provider [Member]
Class of Stock [Line Items]
Number of shares granted									25,000
Share Price									$ 4.00
Stock-based compensation expense														$ 100,000
Stock granted of period value									$ 100,000
Salesco [Member] | Sales Distribution Agreement [Member]
Class of Stock [Line Items]
Stock-based compensation expense		$ 60,000											$ 18,000
Monthly advance		$ 15,000
Shares granted		30,000											300,000
Vesting period		2 years											2 years
Cumulative sales from customers													$ 30,000
Various Consultants [Member]
Class of Stock [Line Items]
Number of shares granted													155,000
Stock-based compensation expense													$ 56,000
Value of shares issued													$ 271,000
Various Consultants [Member] | Minimum [Member]
Class of Stock [Line Items]
Share Price													$ 1.04
Various Consultants [Member] | Maximum [Member]
Class of Stock [Line Items]
Share Price													$ 2.75
Investor [Member]
Class of Stock [Line Items]
Issuances of common stock, shares	250,000
Warrant to purchase	83,333
Board of Directors Chairman [Member] | Incentive Plan [Member]
Class of Stock [Line Items]
Share Price		$ 2.00
Board of Directors Chairman [Member] | Jerry Glauser [Member] | Incentive Plan [Member]
Class of Stock [Line Items]
Awarded stock		125,000
Board of Directors Chairman [Member] | Leatham Stern [Member] | Incentive Plan [Member]
Class of Stock [Line Items]
Awarded stock		62,500
Series C Non Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																100
Preferred stock, par value																$ 0.001
Series C Preferred Shares [Member] | Settlement Agreement [Member]
Class of Stock [Line Items]
Shares transferred						50